UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21173

                           MAN-GLENWOOD LEXINGTON, LLC
               (Exact name of registrant as specified in charter)

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                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                Kirsten Ganschow
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2010

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

Registrant invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (CIK 0001215043, Investment Company Act file number 811-21285, the "Portfolio Company"). As of December 31, 2009, the registrant owned 38.65% of the Portfolio Company. The Portfolio Company's schedule of investments as of December 31, 2009 is as follows:


MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC

QUARTERLY REPORT
DECEMBER 31, 2009 (UNAUDITED)

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2009

                                                                                  %** OF
INVESTMENT FUNDS                                       COST        FAIR VALUE   NET ASSETS
----------------                                    -----------   -----------   ----------
COMMODITY & TRADING
Black River Commodity Multi-Strategy Fund, LLC      $    52,490   $    63,732      0.07%
Blenheim Fund, LP                                       738,897     2,102,767      2.28%
Bridgewater Pure Alpha Fund II, LLC                   1,627,934     1,898,254      2.06%
Clarium Capital LLC                                   1,397,984     1,305,240      1.42%
COMAC Global Macro Fund, LP                           2,300,000     2,624,111      2.85%
Crabel Fund, LP (Class A)                             1,711,537     1,674,596      1.82%
D.E. Shaw Oculus Fund, LLC                              587,812     1,153,153      1.25%
GS JBWere Global Trading Strategies (Cayman) Fund     2,300,000     2,213,031      2.40%
NWI Explorer Global Macro Fund, LP                      857,719       688,979      0.75%
QFS Global Macro Fund LLC                             2,142,753     2,287,635      2.48%
Quantitative Global 1X Fund LLC                       2,525,000     2,461,096      2.67%
Robeco Transtrend Diversified Fund LLC                1,700,000     1,592,900      1.73%
Roy G. Niederhoffer Diversified Fund II Ltd.          1,700,000     1,536,800      1.67%
Touradji Global Resources Fund, LP (Series A)           988,082     1,871,326      2.03%
WCG Partners LP (Class A)                             2,097,294     2,671,646      2.90%
Woodbine Capital Fund LLC                             2,100,000     2,101,424      2.28%
                                                    -----------   -----------     -----
TOTAL COMMODITY & TRADING                            24,827,502    28,246,690     30.66%
                                                    -----------   -----------     -----
DISTRESSED & CREDIT
Brigade Leveraged Capital Structured Fund, LP         2,156,092     2,430,636      2.64%
Cerberus Partners SPV LLC                             1,923,533     1,958,541      2.13%
Chatham High Yield, Ltd.                              1,800,000     2,175,236      2.36%
Fir Tree Capital Opportunities, LP                    2,900,000     3,093,737      3.36%
Greywolf Capital Partners II, LP                        248,799       219,710      0.24%
King Street Capital, L.P.                             1,015,214     2,672,584      2.90%
Liberty Harbor I, LLC                                   161,238       149,464      0.16%
TPG Credit Opportunities Fund LP                      1,600,000     1,263,312      1.37%
                                                    -----------   -----------     -----
TOTAL DISTRESSED & CREDIT                            11,804,876    13,963,220     15.16%
                                                    -----------   -----------     -----
EQUITY HEDGE
Atlas Fundamental Trading Fund, LP                    2,300,000     2,256,581      2.45%
Coatue Qualified Partners, L.P.                       1,446,356     2,575,233      2.80%
Dabroes Investment Fund LP                            2,025,000     1,882,517      2.04%
Galante Partners LP                                     784,328       703,727      0.76%
Horizon Portfolio LP                                  2,534,190     2,882,267      3.13%
Ivory Flagship Fund, LP                               1,406,219     2,173,453      2.36%
Meditor Euro Hedge Fund (B) Ltd.                      2,515,604     2,780,242      3.02%
Samlyn Onshore Fund LP                                1,750,000     2,911,700      3.16%
                                                    -----------   -----------     -----
TOTAL EQUITY HEDGE                                   14,761,697    18,165,720     19.72%
                                                    -----------   -----------     -----

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
DECEMBER 31, 2009

                                                                              %** OF
INVESTMENT FUNDS (CONTINUED)                        COST       FAIR VALUE   NET ASSETS
----------------------------                    -----------   -----------   ----------
EVENT DRIVEN
Altima Global Special Situations Fund LP        $ 2,347,369   $ 2,130,911      2.31%
Castlerigg Partners LP                              685,238       434,180      0.47%
Centaurus Alpha Fund LP                               7,207         6,525      0.01%
Cevian Capital II LP (Class C)                      371,320       404,634      0.44%
Owl Creek II LP                                   2,281,636     2,746,429      2.98%
Pendragon (Lancelot II) Fund, LLC                   175,607       154,108      0.17%
Steel Partner Holdings, LP                           27,438        27,525      0.03%
Steel Partners II, LP                               817,196       664,904      0.72%
Suttonbrook Capital Partners, L.P.                2,028,708     1,877,281      2.04%
Tontine Capital Partners LP (Class C)             1,467,860       274,350      0.30%
Trian Partners, LP                                1,378,845     1,633,226      1.77%
ValueAct Capital Partners, L.P.                     944,077       371,357      0.40%
                                                -----------   -----------     -----
TOTAL EVENT DRIVEN                               12,532,501    10,725,430     11.64%
                                                -----------   -----------     -----
RELATIVE VALUE
Amaranth Partners, L.L.C                            683,715       252,068      0.27%
Brookville Onshore Horizons Fund I, LP            2,550,000     2,793,808      3.03%
CFIP Domestic Fund                                2,251,972     2,755,396      2.99%
Waterstone Market Neutral Fund                    1,234,892     1,845,904      2.01%
                                                -----------   -----------     -----
TOTAL RELATIVE VALUE                              6,720,579     7,647,176      8.30%
                                                -----------   -----------     -----
VARIABLE EQUITY
Amiya Global Emerging Opportunities Fund, LP      1,700,000     2,178,969      2.37%
Concentric European Fund LLC                        676,116       119,203      0.13%
Horseman Global Fund II, LP                       2,000,000     1,497,004      1.62%
Tontine Partners LP (Class C)                     1,624,258       227,866      0.25%
Tosca                                                 8,052         6,318      0.01%
Whitney New Japan Partners, LP                    1,754,069     2,009,166      2.18%
Zebedee Focus Fund Ltd.                           1,293,411     1,807,521      1.96%
                                                -----------   -----------     -----
TOTAL VARIABLE EQUITY                             9,055,906     7,846,047      8.52%
                                                -----------   -----------     -----
TOTAL INVESTMENT FUNDS                           79,703,061    86,594,283     94.00%
                                                -----------   -----------     -----
REGISTERED INVESTMENT COMPANY
SEI Daily Income Trust Treasury Money Market
   Fund, Class A, 0.010%* (Shares 341)                  341           341      0.00%
                                                -----------   -----------     -----
TOTAL REGISTERED INVESTMENT COMPANY                     341           341      0.00%
                                                -----------   -----------     -----
TOTAL INVESTMENT FUNDS AND
   REGISTERED INVESTMENT COMPANY                $79,703,402   $86,594,624     94.00%
                                                ===========   ===========     =====

*    Rate shown is the 7-day effective yield as of December 31, 2009.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED) (UNAUDITED)
DECEMBER 31, 2009

FUTURES - A summary of the open futures contracts held by the Company at December 31, 2009, is as follows:

                            NUMBER OF   EXPIRATION    UNREALIZED
TYPE OF CONTRACT            CONTRACTS      DATE      DEPRECIATION
----------------            ---------   ----------   ------------
Russell 2000 Index E-MINI      (11)     March 2010     $(33,770)
                                                       ========

**   Percentages are based on net assets of $92,124,142.

At December 31, 2009, the aggregate cost of investment funds and registered investment company for tax purposes was expected to be similar to book cost of $79,703,402. At December 31, 2009, accumulated net unrealized appreciation on investment funds and registered investment company was $6,891,222, consisting of $13,704,202 of gross unrealized appreciation and $(6,812,980) of gross unrealized depreciation.

The table below sets forth information about the level within the fair value hierarchy at which the Portfolio Company investments are measured at December 31, 2009:

                                 LEVEL 1   LEVEL 2     LEVEL 3        TOTAL
                                --------   -------   -----------   -----------
Investment Funds                $     --     $--     $86,594,283   $86,594,283
Registered Investment Company        341      --              --           341
Futures                          (33,770)     --              --       (33,770)
                                --------     ---     -----------   -----------
TOTAL                           $(33,429)    $--     $86,594,283   $86,560,854
                                ========     ===     ===========   ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

BEGINNING BALANCE AS OF 4/1/09           $ 97,797,459
Realized loss                              (1,331,893)
Change in unrealized appreciation           8,665,065
Net purchase/sales                        (18,536,348)
Net transfers in and/or out of Level 3             --
                                         ------------
ENDING BALANCE AS OF 12/31/09            $ 86,594,283
                                         ============
Changes in unrealized gains (losses)
   included in earnings related to
   investments still held at reporting
   date                                  $  8,518,778
                                         ============

For information on the Portfolio Company's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio Company's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are effective and are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days prior to the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the Investment Company Act of 1940 ("1940 Act") or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Man-Glenwood Lexington, LLC


                                        By: /s/ John B. Rowsell
                                            ------------------------------------
                                           John B. Rowsell
                                           Principal Executive Officer

                                           Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: /s/ John B. Rowsell
                                            ------------------------------------
                                           John B. Rowsell
                                           Principal Executive Officer

                                           Date: March 1, 2010


                                        By: /s/ Alicia B. Derrah
                                            ------------------------------------
                                           Alicia B. Derrah
                                           Principal Financial Officer

                                           Date: March 1, 2010